Gross Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 957,725	$ 729,694
Liquor retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	578,895	462,180
Cannabis retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	289,980	205,610
Cannabis retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	270,454	192,710
Cannabis retail revenue | Franchise
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	7,100	8,337
Cannabis retail revenue | Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	12,426	4,563
Cannabis operations revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	88,850	61,904
Cannabis operations revenue | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	71,894	58,728
Cannabis operations revenue | Medical
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	24	9
Cannabis operations revenue | Wholesale
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	15,682	3,167
Cannabis operations revenue | Analytical Testing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 1,250	$ 0